Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of net debt

	2025 £m	2024 £m	2023 £m
Net debt, at beginning of year	(13,095)	(15,040)	(17,197)
Increase/(decrease) in cash and bank overdrafts	(177)	599	(468)
Decrease in liquid investments	(11)	(21)	(72)
Repayment of long-term loans(1)	1,400	1,615	2,260
Issue of long-term notes	(1,979)	(1,075)	(223)
Net decrease/(increase) in short-term loans	(1,085)	811	333
Increase in other short-term loans(2)	(130)	(266)	–
Repayment of other short-term loans(2)	288	81	–
Repayment of lease liabilities	241	226	197
Net investments/(debt) of subsidiary undertakings acquired	(1)	–	50
Exchange adjustments	241	117	554
Other non-cash movements	(145)	(142)	(474)
Decrease/(increase) in net debt	(1,358)	1,945	2,157

Total net debt at end of year	(14,453)	(13,095)	(15,040)

(1)
Repayment of long-term loans includes the current portion of long-term borrowings which are classified as short-term borrowings on the balance sheet. This change in presentation was made in 2024. Previously, the repayment of short-term borrowings was presented as repayment of short-
term loans (2023: £2,116 million)

(2)	Other short-term loans include bank loans presented within short-term borrowings on the balance sheet, with an initial maturity of greater than three months

Summary of analysis of changes in net debt

Analysis of changes in net debt	At 1 January 2025 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2025 £m
Liquid investments	21	(1)	–	–	–	–	(11)	9
		–	–	–	–	–	–	–
Cash and cash equivalents	3,870	(22)	–	–	–	–	(451)	3,397
Bank overdrafts	(467)	3	–	–	–	–	274	(190)
	3,403	(19)	–	–	–	–	(177)	3,207
Debt due within one year:
Commercial paper	–	7	–	–	–	–	(1,085)	(1,078)
European/US MTN & Bank facilities	(1,419)	(43)	35	–	–	(1,456)	1,400	(1,483)
Lease liabilities	(168)	6	19	–	–	(233)	241	(135)
Other	(295)	51	(38)	–	–	–	158	(124)
	(1,882)	21	16	–	–	(1,689)	714	(2,820)
Debt due after one year:
European/US MTN & Bank facilities	(13,703)	222	–	(11)	–	1,456	(1,979)	(14,015)
Lease liabilities	(934)	26	(18)	–	–	233	–	(693)
	(14,637)	247	(18)	(11)	–	1,689	(1,979)	(14,708)

Liabilities relating to assets held for sale	–	–	(139)	–	–	–	–	(139)

Net debt	(13,095)	246	(141)	(11)	1	–	(1,453)	(14,453)
Interest payable	(162)	1	(37)	(642)	–	–	679	(161)
Derivative financial instruments	(82)	–	–	–	15	–	46	(21)
Total liabilities from financing activities*	(16,763)	267	(178)	(653)	16	–	(540)	(17,851)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.

Analysis of changes in net debt	At 1 January 2024 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2024 £m
Liquid investments	42	–	–				(21)	21

Cash and cash equivalents	2,936	(54)	–	–	–	–	988	3,870
Overdrafts	(78)	–	–	–	–	–	(389)	(467)
	2,858	(54)	–	–	–	–	599	3,403

Debt due within one year:
Commercial paper	(815)	4	–	–	–	–	811	–
European/US MTN & Bank facilities	(1,651)	51	(20)	–	–	(1,414)	1,615	(1,419)
Lease liabilities	(156)	5	6	–	–	(249)	226	(168)
Other	(113)	(11)	14	–	–	–	(185)	(295)
	(2,735)	49	–	–	–	(1,663)	2,467	(1,882)

Debt due after one year:
European/US MTN & Bank facilities	(14,154)	127	–	(15)	–	1,414	(1,075)	(13,703)
Lease liabilities	(1,051)	5	(137)	–	–	249	–	(934)
	(15,205)	132	(137)	(15)	–	1,663	(1,075)	(14,637)

Net debt	(15,040)	127	(137)	(15)	–	–	1,970	(13,095)

Interest payable	(162)	–	(30)	(602)	–	–	632	(162)
Derivative financial instruments	16	–	–	–	31	–	(129)	(82)
Total liabilities from financing activities*	(18,086)	181	(167)	(617)	31	–	1,895	(16,763)
*Excluding cash and cash equivalents, overdrafts and liquid investments.